Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	International Income Portfolio
Entity Central Index Key	0001394396
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000049878
Shareholder Report [Line Items]
Fund Name	International Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Sovereign Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94% [1]
AssetsNet	$ 32,883,777
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,883,777
# of Portfolio Holdings (including derivatives)	503
Portfolio Turnover Rate	102%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized